Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Prepaid Expenses
Prepaid Expenses

2. Prepaid Expenses

Prepaid expenses of $1.6 million as of September 30, 2016 primarily consisted of prepaid offering costs, licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company. In October 2016, the Company decided not to proceed with the offering pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-212610) previously filed by the Company with the SEC (the “Registration Statement,” and collectively, the “Offering”). As a result, the Company will recognize as an expense the prepaid costs associated with the Offering in the fourth quarter of 2016. See Note 12 “Subsequent Events.” Prepaid expenses of approximately $286,000 as of December 31, 2015 primarily consisted of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.

3. Prepaid Expenses Prepaid expenses primarily consist of prepayment of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.